SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Such management estimates and assumptions are related, but not limited to contingent liabilities, income tax uncertainties, deferred taxes, share-based compensation, fair value of assets acquired and liabilities assumed in business combinations, fair value of the Capped Call Transactions (as defined in Note 12), as well as the determination of standalone selling prices in revenue transactions with multiple performance obligations and the estimated period of benefit for deferred contract costs. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Principles of consolidation
b.	Principles of consolidation:

The consolidated financial statements include the financial statements of CyberArk Software Ltd. and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

Financial statements in U.S. dollars
c.	Financial statements in U.S. dollars:

A majority of the Company's revenues are generated in U.S. dollars. In addition, the equity investments were in U.S. dollars and a substantial portion of the Company's costs are incurred in U.S. dollars. The Company's management believes that the U.S. dollar is the currency of the primary economic environment in which the Company and each of its subsidiaries operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with Accounting Standard Codification ("ASC") No. 830 "Foreign Currency Matters." All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statement of comprehensive loss as financial income or expenses, as appropriate.

Cash and cash equivalents
d.	Cash and cash equivalents:
Cash and cash equivalents consist of cash on hand and highly liquid investments with original maturities of three months or less, at the date of purchase.
Short-term bank deposits
e.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of greater than three months and remaining maturities of less than one year. As of December 31, 2023 and 2024, the Company's bank deposits are denominated in U.S. dollars (“USD”) and New Israeli Shekels ("NIS"). The USD deposits bear yearly interest at weighted average rates of 6.4% and 5.5%, respectively. The NIS deposits bear yearly interest at weighted average rates of 4.7% and 4.5%, respectively. Short-term bank deposits are presented at their cost, including accrued interest.

Investments in marketable securities
f.	Investments in marketable securities:

The Company accounts for investments in marketable debt securities in accordance with ASC No. 320, "Investments - Debt Securities". The Company determines the appropriate classification of its investments at the time of purchase and reevaluates such designation at each balance sheet date. The Company classifies all of its marketable securities as available-for-sale as the Company may sell these securities at any time for use in its current operations or for other purposes, even prior to maturity. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income (loss) in shareholders' equity. Gains and losses are determined using the specific identification method and recognized when realized in the consolidated statements of comprehensive loss.

The Company periodically evaluates its available-for-sale debt securities for impairment in accordance with ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. If the amortized cost of an individual security exceeds its fair value, the Company considers its intent to sell the security or whether it is more likely than not that it will be required to sell the security before recovery of its amortized basis. If either of these criteria are met, the Company writes down the security to its fair value and records the impairment charge in the Consolidated Statements of Comprehensive Loss. If neither of these criteria are met, the Company assesses whether credit loss exists. In making this assessment, the Company considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency, and any adverse conditions specifically related to the security, among other factors. If this assessment indicates that a credit loss may exist, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses will be recorded, limited by the amount that the fair value is less than the amortized cost basis. Any additional impairment not recorded through an allowance for credit losses is recognized in other comprehensive income (loss).

During the years ended December 31, 2022, 2023 and 2024, credit losses were immaterial.

Property and equipment
g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	20 – 33
Office furniture and equipment	15 – 20
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Long-lived assets impairment
h.	Long-lived assets impairment:

The long-lived assets of the Company, including finite-lived intangible assets, are reviewed for impairment in accordance with ASC No. 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets.

If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2022, 2023 and 2024, no impairment losses have been recognized.

Business combinations
i.	Business combinations:

The Company accounts for its business acquisitions in accordance with ASC No. 805, "Business Combinations." While the Company uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the business combination date, these estimates and assumptions are subject to refinement. The total purchase price allocated to the tangible and intangible assets acquired is assigned based on the fair values as of the date of the acquisition. During the measurement period, which does not exceed one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Goodwill generated from the business combinations is primarily attributable to synergies between the Company and acquired companies` respective solutions. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.

Goodwill and other intangible assets
j.	Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions. Goodwill represents excess of the purchase price in a business combination over the fair value of identifiable tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test.

ASC No. 350, "Intangible-Goodwill and other" requires goodwill to be tested for impairment at least annually and, in certain circumstances, between annual tests. The accounting guidance gives the option to perform a qualitative assessment to determine whether further impairment testing is necessary. The qualitative assessment considers events and circumstances that might indicate that a reporting unit's fair value is less than its carrying amount. If it is determined, as a result of the qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a quantitative test is performed. The Company operates as one reporting unit. The Company elects to perform an annual impairment test of goodwill as of October 1 of each year, or more frequently if impairment indicators are present.

For the years ended December 31, 2022, 2023 and 2024, no impairment losses were identified.

Purchased intangible assets with finite lives are carried at cost, less accumulated amortization. Amortization is computed over the estimated useful lives of the respective assets, which range from one to 12 years. Intangible assets, consisting primarily of technology and customer relationships, are amortized over their estimated useful lives on a straight-line basis or in proportion to their economic benefits realized.

Amortization is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Technology	20
Customer relationships	8-12.5
Other	25-100

Derivative instruments
k.	Derivative instruments:

ASC No. 815, "Derivative and Hedging," requires companies to recognize all of their derivative instruments as either assets or liabilities on the balance sheet at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Gains and losses on the derivatives instruments that are designated and qualify as a cash flow hedge are recorded in accumulated other comprehensive income (loss) and reclassified into earnings in the same accounting period in which the designated forecasted transaction or hedged item affects earnings.

To hedge against the risk of changes in cash flows mainly resulting from foreign currency salary payments during the year, the Company instituted a foreign currency cash flow hedging program. The Company hedges portions of its forecasted expenses denominated in NIS. These forward and swap contracts are designated as cash flow hedges, as defined by ASC No. 815, and are all effective, as their critical terms match underlying transactions being hedged.

As of December 31, 2023 and 2024, the amount recorded in accumulated other comprehensive income (loss) from the Company's currency forward and swap transactions was $2,670 and $3,038, respectively.

As of December 31, 2024, the notional amounts of foreign exchange forward and swap contracts into which the Company entered were $129,250. The foreign exchange contracts will expire by December 2025. The fair value of derivative instruments assets balances as of December 31, 2023 and 2024, totaled $3,074 and $3,137, respectively. The fair value of derivative instruments liabilities balances as of December 31, 2023 and 2024, totaled $40 and $98, respectively.

The following table presents gains (losses) reclassified from accumulated other comprehensive income (loss) to the statements of comprehensive loss per line item:

	Year ended December 31,
	2022	2023	2024

Cost of revenues	$509	$590	$(127)
Research and development	5,381	6,486	(1,507)
Sales and marketing	927	1,104	(251)
General and administrative	1,358	1,713	(393)

Total gains (losses), before tax benefit (taxes on income)	8,175	9,893	(2,278)
Tax benefit (taxes on income)	(981)	(1,187)	273

Total gains (losses), net of tax benefit (taxes on income)	$7,194	$8,706	$(2,005)

In addition to the derivatives that are designated as hedges as discussed above, the Company enters into certain foreign exchange forward and swap transactions and holds foreign exchange deposits to economically hedge certain net asset balances in Euros and British Pounds Sterling. Gains and losses related to such derivative instruments are recorded in financial income, net. As of December 31, 2024, with respect to these transactions, the notional amounts of foreign exchange forward contracts into which the Company entered were $94,592. The foreign exchange forward contracts will expire by January 2029. The fair value of derivative instruments assets balances as of December 31, 2023 and 2024, totaled $6 and $3,477, respectively. The fair value of derivative instruments liabilities balances as of December 31, 2023 and 2024 totaled $996 and $26, respectively.

For the years ended December 31, 2022, 2023 and 2024, the Company recorded financial income (expense), net from hedging transactions of $2,281, $(1,051), and $4,494, respectively.

As further described in Note 12, Convertible Senior Notes, net, on September 17, 2024, the Company recognized a derivative asset of $259.3 million related to the Capped Call Transactions which were settled in cash on November 15, 2024.

Severance pay
l.	Severance pay:

The Israeli Severance Pay Law, 1963 ("Severance Pay Law"), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one month salary for each year of employment, or a portion thereof.

The majority of the Company's liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law ("Section 14"). Under Section 14, employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made on behalf of the employee with insurance companies. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees.

As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

For the Company's employees in Israel who are not subject to Section 14, the Company calculated the liability for severance pay pursuant to the Severance Pay Law based on the most recent salary of these employees multiplied by the number of years of employment as of the balance sheet date. The Company's liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and accruals. The value of these deposits recorded as an asset on the Company's balance sheet under other long-term assets as of December 31, 2023 and 2024 is $5,131 and $5,960, respectively. The amount of accrued severance payable recorded as a liability on the Company's balance sheet under long-term liabilities as of December 31, 2023 and 2024 is $8,337 and $9,115, respectively.

Severance expenses for the years ended December 31, 2022, 2023 and 2024 amounted to $7,836, $8,447 and $9,526, respectively.

U.S. defined contribution plan
m.	U.S. defined contribution plan:

The U.S. subsidiaries have a 401(k) defined contribution plan covering certain full time and part time employees in the U.S. who meet certain eligibility requirements, excluding leased employees and contractors. All eligible employees may elect to contribute up to an annual maximum of 100% of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits, but not greater than $23.0 per year (for certain employees over 50 years of age the maximum contribution is $30.5 per year).

The U.S. subsidiaries match amounts equal to 100% of the first 3% of the employee's compensation that they contribute to the defined contribution plan and 50% of the next 2% of their compensation that they contribute to the defined contribution plan with a limit of $13.8 per year per employee. For the years ended December 31, 2022, 2023 and 2024, the U.S. subsidiary recorded expenses for matching contributions of $5,629, $6,575 and $7,181, respectively.

Convertible senior notes
n.	Convertible senior notes:

The Company accounts for convertible debt instruments pursuant to ASC 470 as a single liability measured at its amortized cost as long as it was not issued at a substantial premium and no other features require bifurcation and recognition as derivatives pursuant to ASC 815. The debt host is then measured at its amortized cost using the effective interest method.

Revenue recognition
o.	Revenue recognition:

The Company generates substantially all of its revenues from providing the right to access its SaaS solutions and licensing the rights to use its software solutions, maintenance and professional services. Subscription revenues include Software as a Service ("SaaS") offerings and on-premises subscriptions (“Self-hosted Subscriptions”). The Company sells its solutions through its direct sales force and indirectly through resellers. Payment is typically due within 30 to 90 calendar days of the invoice date.

The Company recognizes revenues in accordance with ASC No. 606, "Revenue from Contracts with Customers" ("ASC No. 606"). As such, the Company identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when (or as) the Company satisfies a performance obligation.

The Company enters into contracts that can include combinations of products and services, which are generally capable of being distinct and accounted for as separate performance obligations and may include an option to provide additional solutions or services. SaaS subscriptions, Self-hosted Subscriptions, Perpetual license, professional services, updates and technical support are generally distinct since the customer can benefit from the services either on its own or together with other resources that are readily available and the Company's promise to transfer these products and services is separately identifiable from other promises in the contract. For options to provide additional services, the Company determines whether the option provides a material right to the customer.

The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring goods or services to the customer. The Company does not grant a right of return to its customers.

In instances of contracts where revenue recognition differs from the timing of invoicing, the Company generally determined that those contracts do not include a significant financing component. The primary purpose of the invoicing terms is to provide customers with simplified and predictable ways of purchasing the Company's solutions, not to receive or provide financing. The Company uses the practical expedient and does not assess the existence of a significant financing component when the difference between payment and revenue recognition is a year or less. Revenue is recognized net of any taxes collected from customers which are subsequently remitted to the tax authorities.

Trade Receivables are recorded when the right to consideration becomes unconditional.

The Company records unbilled receivables from contracts when the revenue recognized exceeds the amount billed to the customer. As of December 31, 2023 and 2024, $20,194 and $37,495 short-term unbilled receivables are included in trade receivables, respectively, and $1,000 and $5,580 long-term unbilled receivables are included in other long-term assets, respectively.

The Company allocates the transaction price to each performance obligation based on its relative standalone selling price. For maintenance and support, the Company determines the standalone selling price based on the price at which the Company separately sells a renewal contracts. For professional services, the Company determines the standalone selling prices based on the prices at which the Company separately sells those services. For SaaS, Self-hosted Subscriptions and perpetual license, the Company substantially determines the standalone selling prices by taking into account available information such as historical selling prices, contract value, geographic location, and the Company's price list and discount policy.

The license portion of Self-hosted Subscriptions and perpetual license are recognized at the point of time when the license is made available for download by the customer. Maintenance and Support revenue related to perpetual license contracts and the maintenance component of the Self-hosted Subscriptions offering as well as SaaS revenues are recognized ratably, on a straight-line basis over the term of the related contract, which is generally one to three years, as the services have a consistent continuous pattern of transfer to a customer during the contract period. Professional services revenues are substantially recognized as the services are performed, using the method that best depicts the transfer of services to the customer.

The following table presents the Company's revenue by category:

	Year ended December 31,
	2022	2023	2024

SaaS	$166,361	$298,331	$468,680
Self-hosted subscription*	114,288	173,692	264,595
Perpetual license	49,964	21,037	14,449
Maintenance and support	217,695	207,561	196,982
Professional services	43,402	51,267	56,036

	$591,710	$751,888	$1,000,742

* Self-hosted subscription also includes maintenance associated with Self-hosted Subscriptions.

For additional information regarding disaggregated revenues, please refer to Note 18 below.

Deferred revenue consists of unrecognized amounts billed under SaaS, Self-hosted Subscriptions, and maintenance and support contracts, as well as professional services which have not yet been performed as of the balance sheet date, for which the Company has an unconditional right for a consideration or has collected the amounts. Deferred revenues are recognized as (or when) the Company performs under the contract. During the year ended December 31, 2024, the Company recognized $397,998 that were included in the deferred revenues balance as of December 31, 2023.

Remaining Performance Obligations:

Transaction price allocated to remaining performance obligations represents non-cancellable contracts that have not yet been recognized, which includes deferred revenues and amounts not yet received that will be recognized as revenue in future periods.

The aggregate amount of the transaction price allocated to remaining performance obligations was $1,386 million as of December 31, 2024, out of which, the Company expects to recognize approximately 60% in 2025 and the remainder thereafter.

Deferred contract costs
p.	Deferred contract costs:

The Company pays sales commissions primarily to sales and certain management personnel based on their attainment of certain predetermined sales goals. Sales commissions are considered incremental and recoverable costs of obtaining a contract with a customer. Sales commissions paid for initial contracts, which are not commensurate with sales commissions paid for renewal contracts, are capitalized and amortized proportionately to revenue over an expected benefit period which is 5 years. The benefit period is determined by taking into consideration the technology life and other factors. Sales commissions for renewal contracts are capitalized and amortized over the related contractual renewal period and aligned with the revenue recognized from these contracts.

For the year ended December 31, 2023 and 2024, the amortization of deferred contract costs was $56,071 and $64,740, respectively. Amortization expense of these costs is substantially included in sales and marketing expenses.

As of December 31, 2023 and 2024, the Company presented deferred contract costs from contracts which are for periods of less than 12 months of $696 and $1,043, respectively, in prepaid expenses and other current assets, and deferred contract costs in respect of contracts which are greater than 12 months of $166,733 and $197,807, respectively, in other long-term assets, respectively.

Trade Receivables and Allowances
q.	Trade Receivables and Allowances:

Trade receivables include original invoiced amounts less an allowance for any potential uncollectible amounts and less invoiced amounts from maintenance and professional services contracts which haven't been recognized yet. Trade receivables also include unbilled receivables amounts that will be paid in the following year. The Company makes estimates of expected credit losses for the allowance for credit losses based upon its assessment of various factors, including historical experience, the age of the trade receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The estimated credit loss allowance is recorded as general and administrative expenses on the Company's consolidated statements of comprehensive loss.

Leases
r.	Leases:

In accordance with (ASU) No. 2016-02, "Leases" (Topic 842)", the Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Company has a right to direct the use of the asset. The Company elected to not recognize a lease liability and a right-of-use ("ROU") asset for leases with a term of 12 months or less. The Company also elected the practical expedient to not separate lease and non-lease components for its leases.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make minimum lease payments arising from the lease. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of minimum lease payments over the lease term. The implicit rate within the operating leases is generally not determinable, therefore the Company uses its Incremental Borrowing Rate ("IBR") based on the information available at commencement date in determining the present value of lease payments. The Company's IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

Payments under the Company's lease arrangements are primarily fixed, however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease right-of-use assets and liabilities. Variable lease payments are primarily comprised of payments affected by common area maintenance and utility charges.

Research and development costs
s.	Research and development costs:

Research and development costs are charged to the statements of comprehensive loss as incurred except to the extent that such costs are associated with internal-use software that qualifies for capitalization.

ASC No. 985-20, "Software - Costs of Software to Be Sold, Leased, or Marketed" requires capitalization of certain software development costs subsequent to the establishment of technological feasibility. Based on the Company's solution development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working model and the point at which the solution is ready for general release, have been insignificant.

Internal use software and website development cost
t.	Internal use software and website development cost:

The Company capitalizes qualifying costs associated with the development of its website and incurred during the application development stage related to software developed for internal-use in accordance with ASC No. 350-40 "Internal-use Software" ("ASC No. 350-40"). These costs are capitalized based on qualifying criteria. Such costs are amortized over the software's estimated life of five years. Costs incurred to develop software applications consist of (a) certain external direct costs of materials and services incurred in developing or obtaining internal-use computer software, and (b) payroll and payroll-related costs for employees who are directly associated with, and who devote time to, the development or implementation of the software. Capitalized internal-use software and website costs are included in property and equipment, net in the consolidated balance sheets.

The Company also capitalizes implementation costs incurred in a cloud computing arrangement that is a service contract. The capitalized implementation costs and their related amortization and cash flows are presented on the financial statements in consistent with the prepaid amounts and fees related to the associated cloud computing arrangement. Capitalized implementation costs are amortized over the term of the arrangement, beginning when the module or component of the cloud computing arrangement that is a service contract is ready for its intended use.

The Company recognized an impairment of internal use software in the amount of $2,067 during the year ended December 31, 2023. The impairment is presented under cost of subscriptions revenues. During the years ended December 31, 2022 and December 31, 2024, no impairments were recognized.

Advertising and marketing expenses
u.	Advertising and marketing expenses:

Advertising and marketing expenses consist primarily of marketing campaigns and tradeshows. Advertising and marketing expenses are charged to the statement of comprehensive loss, as incurred. Advertising and marketing expenses for the years ended December 31, 2022, 2023 and 2024, amounted to $34,438, $35,625 and $46,877, respectively.

Share-based compensation
v.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC No. 718, "Compensation - Stock Compensation" ("ASC No. 718"). ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the award is recognized as an expense over the requisite service periods, which is generally the vesting period of the respective award, on a straight-line basis when the only condition to vesting is continued services. If vesting is subject to a performance condition, recognition is based on the implicit service period of the award. Expense for awards with performance conditions is estimated and adjusted on a quarterly basis based upon the assessment of the probability that the performance condition will be met.

The Company has selected the Black-Scholes-Merton option pricing model as the most appropriate fair value method for its option awards and Employee Share Purchase Plan ("ESPP"). The fair value of restricted share units ("RSUs") and performance share units ("PSUs") without market conditions, is based on the closing market value of the underlying shares at the date of grant. For PSUs subject to market conditions, the Company uses a Monte Carlo simulation model, which utilizes multiple inputs to estimate payout level and the probability that market conditions will be achieved.

The Black-Scholes-Merton and Monte Carlo models require a number of assumptions, of which the most significant are the expected share price volatility and the expected option term.

The Company recognizes forfeitures of equity-based awards as they occur. For graded vesting awards subject to service conditions, the Company recognizes compensation cost using the straight-line attribution method. For graded vesting awards subject to market or performance conditions, the Company recognizes compensation cost using the accelerated attribution method

Income taxes
w.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740-10, "Income Taxes" ("ASC No. 740-10"). ASC No. 740-10 prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company establishes a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2024, the company established full valuation allowance on deferred tax assets in Israel and the US as further describe in Note 15, Income Taxes.

The Company established reserves for uncertain tax positions based on the evaluation of whether or not the Company's uncertain tax position is "more likely than not" to be sustained upon examination based on its technical merits. The Company records interest and penalties pertaining to its uncertain tax positions in the financial statements as income tax expense.

Basic and diluted net loss per share:
x.	Basic and diluted net loss per share:

Basic net loss per ordinary share is computed by dividing net loss for each reporting period by the weighted-average number of ordinary shares outstanding during each year. Diluted net loss per ordinary share is computed by dividing net loss for each reporting period by the weighted average number of ordinary shares outstanding during the period, plus dilutive potential ordinary shares considered outstanding during the period, in accordance with ASC No. 260-10 "Earnings Per Share". The Company experienced a loss in the years ended December 31, 2022, 2023 and 2024; hence all potentially dilutive ordinary shares were excluded due to their anti-dilutive effect.

Comprehensive income (loss)
y.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements.

Concentration of credit risks
z.	Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables, severance pay funds and derivative instruments.

The majority of the Company's cash and cash equivalents and short-term bank deposits are invested with major banks in Israel and the United States. Such investments in the United States are in excess of insured limits and are not insured in other jurisdictions. Generally, these investments may be redeemed upon demand and the Company believes that the financial institutions that hold the Company's cash deposits are financially sound and, accordingly, bear minimal risk.

The Company's marketable securities consist of investments, which are highly rated by credit agencies, in government, corporate and government sponsored enterprises debentures. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, in order to reduce credit risk concentrations.

The trade receivables of the Company are mainly derived from sales to a diverse set of customers located primarily in the United States, Europe and Asia. The Company performs ongoing credit evaluations of its customers and, to date, has not experienced any significant losses.

The Company has entered into forward contracts with major banks in Israel to protect against the risk of changes in exchange rates. The derivative instruments hedge a portion of the Company's non-dollar currency exposure.

Fair value of financial instruments
aa.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Company in estimating the fair value of their financial instruments:

The carrying values of cash and cash equivalents, short-term bank deposits, trade receivables, prepaid expenses and other long-term and current assets, trade payables, employees and payroll accruals and accrued expenses and other current liabilities approximate their fair values due to the short-term maturities of these instruments.

The Company applies ASC No. 820, "Fair Value Measurements and Disclosures" ("ASC No. 820"), with respect to fair value measurements of all financial assets and liabilities.

The fair value of foreign currency contracts (used for hedging purposes) is estimated by obtaining current quotes from banks.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that can be accessed at the measurement date.

Level 2 -
Inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the assets or liabilities, either directly or indirectly through market corroboration, for substantially the full term of the financial instruments.

Level 3 -	Inputs are unobservable inputs based on the Company's own assumptions used to measure assets and liabilities at fair value. The inputs require significant management judgment or estimation.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with ASC No. 820, the Company measures its foreign currency derivative instruments, at fair value using the market approach valuation technique. Foreign currency derivative contracts as detailed in Note 2(k) are classified within Level 2 value hierarchy, as the valuation inputs are based on quoted prices and market observable data of similar instruments.

As of December 31, 2023, the estimated fair value of the Company’s convertible senior notes, net as further described in Note 12, was determined based on the closing quoted price of the convertible senior note, net as of the last day of trading for the period, and is considered Level 2 measurement. The fair value of the convertible senior notes is primarily affected by the trading price of the Company`s common stock and market interest rates.

The Capped Call Transactions (as defined in Note 12) are considered Level 3 measurement as the Company applies the Black-Scholes-Merton option pricing model and uses historical volatility to determine expected share price volatility, which is an unobservable input that is significant to the valuation.

Money Market Funds are classified within Level 1 as these assets are valued using quoted market prices for identical assets in active markets.

Marketable securities are classified within Level 2 as these assets are valued using alternative pricing sources utilizing market observable inputs.

Investments in privately held companies
ab.	Investments in privately held companies:

The Company holds equity investments, in which it does not have control or significant influence, in private companies without readily determinable fair values. These investments are measured using the measurement alternative, which is cost, less any impairment, adjusted for changes in fair value are resulted from observable transactions for identical or similar investments of the same issuer. The investments are reviewed periodically to determine if impairments or adjustments to the fair value are needed. Adjustments and impairments are recorded in financial income, net on the consolidated statements of comprehensive loss.

The investments in privately held companies are included in other long-term assets on the consolidated balance sheets.

The carrying amounts of the Company’s investments in privately held companies without readily determinable market values as of December 31, 2023 and 2024, were $3,566 and $3,546, respectively.

During 2023 and 2024, the Company recorded in financial income, net unrealized gains (losses) of $1,313 and $(16), respectively, related to revaluation of its investments in privately held companies based on observable price changes.

During 2023 and 2024, the Company recorded in financial income, net realized gains of $1,444 and $0, respectively, related to selling of its investments in privately held companies.

Recently adopted accounting standards
ac.	Recently adopted accounting standards:

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. In addition, it provides new segment disclosure requirements for entities with a single reportable segment. This ASU is effective for the Company’s fiscal year 2024. The Company adopted this standard for its annual period beginning January 1, 2024. See Note 18 - Segment Reporting for further information.

Recently issued accounting standards
ad.	Recently issued accounting standards:

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740), Improvements to Income Tax Disclosures, which requires disaggregated information about the effective tax rate reconciliation as well as information on income taxes paid. The guidance will be effective for the Company for annual periods beginning January 1, 2025, with early adoption permitted. The Company is currently evaluating the impact on its financial statement disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Topic 220): Disaggregation of Income Statement Expenses, which requires disaggregated disclosure in the notes to the financial statements of prescribed categories of expenses within relevant income statement captions. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact on its financial statement disclosures.

Reclassification
ae.	Reclassification:
Certain comparative figures have been reclassified to conform to the current year presentation.